Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party - Schedule of Types of Company’s Loan Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Types of Company’s Loan Receivables [Abstract]
Mining machine loans	$ 135,625,905	$ 121,213,918
Hashrate loans	865,522,978	307,654,460
Less: Allowance of expected credit losses	(324,858)
Total loan receivables, net	$ 1,000,824,025	$ 428,868,378